Subsequent Event (Details) (USD $)	0 Months Ended			12 Months Ended						9 Months Ended								9 Months Ended						1 Months Ended
	Aug. 21, 2013	Aug. 16, 2013	Aug. 15, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Apr. 26, 2013	Sep. 30, 2013 Series D Preferred Stock	Sep. 30, 2013 Series E Preferred Stock	Sep. 30, 2013 Series E Preferred Stock Minimum [Member]	Sep. 30, 2013 Series E Preferred Stock Maximum [Member]	Sep. 30, 2013 Placement Agent Warrants	Aug. 15, 2013 Placement Agent Warrants	Sep. 30, 2013 Placement Agent Warrants Series E Preferred Stock	Sep. 30, 2013 Warrants	Aug. 16, 2013 Warrants	Aug. 15, 2013 Warrants	Sep. 30, 2013 Warrants Placement Agent Warrants	Nov. 12, 2013 Warrants Placement Agent Warrants	Aug. 16, 2013 Warrants Placement Agent Warrants	Aug. 15, 2013 Warrants Placement Agent Warrants	Nov. 30, 2013 Subsequent Event Series D Preferred Stock	Nov. 12, 2013 Subsequent Event Series D Preferred Stock	Nov. 30, 2013 Subsequent Event Series E Preferred Stock	Oct. 31, 2013 Subsequent Event Warrants	Nov. 12, 2013 Subsequent Event Warrants	Nov. 30, 2013 Subsequent Event Warrants Series E Preferred Stock
Subsequent Event [Line Items]
Gross proceeds	$ 200,000	$ 1,756,400,000	$ 1,556,400
Common stocks, including management and existing shareholders			100,000
Common stock, shares issued			2,927,333	9,300,439	8,182,791	12,297,979	70,207					767,000		585,467
Exercise price of warrants															1.28	1				0.60
Proceeds from stock offering before deductions																		3,400,000
Commission to place agent												306,800
Percentage of gross proceeds												8.00%													10.00%
Percentage of commonn stock under purchase price agreement												10.00%													10.00%
Purchase price per Share			$ 0.60						$ 0.55
Conversion Price per Share								$ 1.00					$ 1.00				$ 1.00				$ 0.60	$ 1.00		$ 0.50			$ 1.00
Reduced Conversion Price per share								$ 0.90	$ 0.73										$ 0.50			$ 0.90	$ 0.75			$ 0.50
Gross proceeds from Series E Preferred Shares				$ 7,042,000						$ 300,000	$ 700,000													$ 3,835,000
Convertible preferred stock Issued																								383,500
Par value of preferred stock (in dollars per share)				$ 0.001	$ 0.001	$ 0.001																		$ 10.00